UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 8.7%
Euro — 1.5%
National Australia Bank
0.280%, 10/28/09	$15,000	$15,000
0.280%, 11/23/09	15,000	15,000

		30,000

Yankee — 7.2%
Bank of Montreal CH
0.200%, 09/28/09	10,000	10,000
Barclays Bank PLC NY
0.320%, 10/30/09	15,000	15,000
0.260%, 11/20/09	5,000	5,000
0.635%, 01/21/10	20,000	20,000
BNP Paribas CH
0.250%, 09/17/09	10,000	10,000
0.330%, 10/16/09	15,000	15,000
BNP Paribas NY
0.520%, 12/08/09	10,000	10,004
Deutsche Bank AG NY (FRN)
0.640%, 10/01/09	5,000	5,001
Rabobank Nederland NV NY
0.280%, 10/30/09	6,000	6,000
0.300%, 11/03/09	19,000	19,001
Societe Generale NY
0.620%, 11/23/09	10,000	10,006
Svenska Handelsbanken NY
0.370%, 11/12/09	10,000	10,000
Toronto-Dominion Bank NY
0.520%, 01/25/10	12,000	12,012

		147,024

Total Certificates of Deposit (Cost $177,024)		177,024

COMMERCIAL PAPER† — 25.4%
Banks — 11.6%
Australia & New Zealand Banking Group
0.270%, 10/16/09	10,000	9,997
0.270%, 11/03/09	15,000	14,993
0.240%, 11/10/09	10,000	9,995
Bank of Nova Scotia
0.250%, 09/11/09	10,000	9,999
0.210%, 09/21/09	3,000	3,000
0.230%, 09/22/09	15,000	14,998
0.260%, 10/15/09	10,000	9,997
Deutsche Bank Financial LLC
0.190%, 09/22/09	15,000	14,998
0.280%, 10/08/09	10,000	9,997
0.290%, 10/21/09	10,000	9,996
JPMorgan Chase Funding
0.220%, 09/01/09	15,000	15,000
0.260%, 10/20/09	20,000	19,993
0.250%, 11/23/09	5,000	4,997
Royal Bank of Canada
0.190%, 11/23/09	10,000	9,995
Svenska Handelsbanken
0.300%, 10/20/09	5,500	5,498
0.310%, 10/20/09	10,000	9,996
0.250%, 11/30/09	15,000	14,991
Toronto-Dominion Holdings
0.270%, 01/14/10	8,000	7,992
Westpac Banking
0.250%, 09/17/09	10,000	9,999
0.240%, 10/06/09	10,000	9,998
0.300%, 11/23/09	20,000	19,986

		236,415

Financial Services — 12.4%
Alpine Securitization
0.220%, 09/11/09	8,000	8,000
0.220%, 09/22/09	20,000	19,997
BNP Paribas Finance
0.230%, 09/16/09	5,000	5,000
Fairway Finance LLC
0.220%, 09/21/09	20,000	19,998
FCAR Owner Trust
0.650%, 09/01/09	40,000	40,000
Nordea North America
0.200%, 09/02/09	15,000	15,000
0.200%, 09/23/09	15,000	14,998
0.290%, 11/23/09	10,000	9,993
Procter & Gamble International Funding SCA
0.220%, 10/19/09	20,000	19,994
Rabobank USA Financial
0.480%, 12/08/09	15,000	14,980
Societe Generale North America
0.300%, 11/12/09	20,000	19,988
Straight-A Funding LLC
0.270%, 09/08/09	10,319	10,318
0.300%, 09/08/09	4,000	4,000
0.215%, 11/02/09	10,223	10,219
Wal-Mart Funding
0.250%, 09/09/09	25,000	24,999
0.260%, 09/09/09	15,000	14,999

		252,483

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 1.4%
General Electric Capital (TLGP) (FDIC)
0.220%, 09/10/09	30,000	29,998

Total Commercial Paper (Cost $518,896)		518,896

CORPORATE BONDS — 5.1%
Banks — 2.4%
Bank of America (FRN)
0.808%, 10/02/09 (A)	20,000	20,000
Barclays Bank PLC (FRN)
0.640%, 09/21/09	2,540	2,541
Royal Bank of Canada (FRN)
0.635%, 10/15/09 (A)	20,000	20,000
Wells Fargo (FRN)
0.672%, 03/23/10	6,900	6,888

		49,429

Financial Services — 0.8%
Credit Suisse USA (FRN)
0.749%, 01/15/10	7,000	7,007
Procter & Gamble International Funding SCA (FRN) (MTN)
0.714%, 02/08/10	10,000	10,000

		17,007

0

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 1.0%
IBM International Group Capital LLC (FRN)
0.627%, 09/25/09 (A)	$20,000	$20,003

Insurance — 0.9%
Principal Life Income Funding Trusts (FRN) (MTN)
0.788%, 10/09/09	18,000	17,998

Total Corporate Bonds (Cost $104,437)		104,437

FUNDING AGREEMENTS — 2.2%
Metropolitan Life Funding Agreement (FRN)
1.669%, 10/14/09 (B)	20,000	20,000
New York Life Funding Agreement (FRN)
1.097%, 06/03/10 (B)	25,000	25,000

Total Funding Agreements (Cost $45,000)		45,000

MUNICIPAL SECURITIES — 1.7%
Michigan — 1.0%
University of Michigan (TECP) Series B
0.280%, 11/17/09	20,000	20,000

Texas — 0.7%
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
0.200%, 03/15/35	14,500	14,500

Total Municipal Securities (Cost $34,500)		34,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.8%
Federal Farm Credit Bank — 1.0%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	20,000	20,000

Federal Home Loan Bank — 12.8%
Federal Home Loan Bank
2.700%, 09/23/09	20,000	20,020
4.500%, 10/09/09	10,000	10,040
Federal Home Loan Bank (DN)
0.380%, 10/20/09 (C)	20,000	19,990
0.470%, 11/02/09 (C)	20,000	19,984
Federal Home Loan Bank (FRN)
0.363%, 09/18/09	10,000	10,002
0.538%, 10/05/09	30,000	30,008
0.435%, 10/13/09	10,000	10,008
0.323%, 10/23/09	30,400	30,418
0.554%, 11/18/09	20,000	20,028
0.222%, 11/23/09	15,000	15,007
0.206%, 01/08/10	20,000	19,981
0.227%, 01/13/10	20,000	19,983
0.840%, 02/23/10	15,000	15,000
0.820%, 03/11/10	20,000	20,066

		260,535

Federal Home Loan Mortgage Corporation — 11.6%
Federal Home Loan Mortgage Corporation (DN)
0.600%, 09/01/09 (C)	17,784	17,784
0.520%, 09/14/09 (C)	20,000	19,996
0.280%, 11/20/09 (C)	3,274	3,272
0.320%, 12/07/09 (C)	23,840	23,819
0.300%, 12/31/09 (C)	16,404	16,388
0.560%, 01/04/10 (C)	19,768	19,730
0.930%, 02/05/10 (C)	19,200	19,122
Federal Home Loan Mortgage Corporation (FRN)
0.473%, 09/25/09	20,000	20,004
0.211%, 10/19/09	45,000	44,995
0.173%, 12/23/09	12,000	11,991
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.249%, 09/21/09	20,000	19,999
0.324%, 02/09/10	20,000	20,000

		237,100

Federal National Mortgage Association — 12.4%
Federal National Mortgage Association
4.000%, 11/09/09	13,000	13,067
Federal National Mortgage Association (DN)
0.700%, 09/14/09 (C)	20,000	19,995
0.425%, 09/23/09 (C)	10,000	9,997
0.700%, 10/16/09 (C)	20,000	19,982
0.190%, 10/26/09 (C)	10,000	9,997
0.850%, 11/10/09 (C)	20,000	19,967
0.460%, 11/16/09 (C)	20,000	19,981
0.290%, 11/16/09 (C)	4,600	4,597
0.520%, 12/22/09 (C)	20,000	19,968
0.900%, 01/04/10 (C)	20,000	19,937
0.530%, 01/19/10 (C)	20,000	19,959
0.470%, 02/22/10 (C)	20,000	19,954
Federal National Mortgage Association (FRN)
0.454%, 01/21/10	35,000	35,054
0.404%, 02/12/10	20,000	19,978

		252,433

Total U.S. Government Agency Obligations (Cost $770,068)		770,068

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Bills† — 1.0%
0.326%, 12/24/09 (Cost $19,979)	20,000	19,979

	Number of Shares
MONEY MARKET FUND — 2.0%
AIM STIT Liquid Assets Portfolio (Cost $41,714)	41,713,519	41,714

AFFILIATED MONEY MARKET FUND — 2.0%
BlackRock Liquidity Funds TempFund Portfolio†† (Cost $40,000)	40,000,000	40,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 13.6%

Bank of America

0.200% (dated 08/31/09, due 09/01/09, repurchase price $48,000,267, collateralized by Federal National Mortgage Association Bond, 5.000% , due 09/01/39, total market value $48,960,000)	$48,000	$48,000

Barclays

0.200% (dated 08/31/09, due 09/01/09, repurchase price $33,000,183, collateralized by Federal National Mortgage Association Bonds, 4.500% to 5.500%, due 08/01/34 to 08/01/39, total market value $33,660,001)	33,000	33,000

Deutsche Bank

0.210% (dated 08/31/09, due 09/01/09, repurchase price $54,000,315, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.500% to 7.000%, due 12/15/17 to 07/01/39, total market value $55,080,000)	54,000	54,000

Goldman Sachs

0.210% (dated 08/31/09, due 09/01/09, repurchase price $17,000,099, collateralized by Government National Mortgage Association Bonds, 4.500% to 11.000%, due 07/15/18 to 08/15/39, total market value $17,340,000)	17,000	17,000

Goldman Sachs (TLGP) (FDIC)

0.220% (dated 08/31/09, due 09/01/09, repurchase price $53,000,324, collateralized by Citibank NA, 1.016%, due 05/07/12, total market value $54,060,000)	53,000	53,000

Greenwich Capital

0.210% (dated 08/31/09, due 09/01/09, repurchase price $53,000,309, collateralized by Federal Home Loan Bank Notes and Federal National Mortgage Association Bonds, 2.500% to 3.500%, due 11/03/09 to 05/15/14, total market value $54,062,785)	53,000	53,000

UBS Securities

0.210% (dated 08/31/09, due 09/01/09, repurchase price $20,000,117, collateralized by Federal National Mortgage Association Variable Rate Notes, 3.010% to 6.190%, due 07/01/11 to 09/01/36, total market value $20,401,128)	20,000	20,000

Total Repurchase Agreements (Cost $278,000)		278,000

TOTAL INVESTMENTS — 99.5% (Cost $2,029,618)*		$2,029,618

Other Assets & Liabilities — 0.5%		9,636

TOTAL NET ASSETS — 100.0%		$2,039,254

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $60,003 and represents 2.9% of net assets as of August 31, 2009.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $45,000 and represents 2.2% of net assets as of August 31, 2009.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$40,000	$—
Money Market Fund	41,714	—
Level 2 - Other Significant
Observable Inputs
Certificates of Deposit	177,024	—
Commercial Paper	518,896	—
Corporate Bonds	104,437	—
Funding Agreements	45,000	—
Municipal Securities	34,500	—
Repurchase Agreements	278,000	—
U.S. Government Agency Obligations	770,068	—
U.S. Treasury Obligation	19,979	—
Level 3 - Significant
Unobservable Inputs	—	—

Totals	$2,029,618	$—

See Notes to Schedules of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees. All investments held on August 31, 2009 were valued at amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures,” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of the Fund’s securities as of August 31, 2009 can be found at the end of the Fund’s Schedule of Investments.

2. Investment Transactions

Investment transactions are recorded on trade date basis.

3. Affiliated Money Market Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result of the merger of National City Corporation and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliated with the Adviser. The total net purchases and sales of the BlackRock Funds for the period June 1, 2009 to August 31, 2009 were $(10,000,000).

4. Investment Adviser Transaction

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation, by The PNC Financial Services Group, Inc. (“PNC”) on December 31, 2008. PNC subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. The Merger resulted in a “change of management” because the portfolio management teams, principal executive officers and directors of the New Adviser will differ in part from the portfolio management teams, principal executive officers and directors of Allegiant. Consequently, the change in management may be considered an assignment and termination of the Fund’s advisory agreement with Allegiant. Under Rule 2a-6 of the Investment Company Act of 1940 (“1940 Act”) a transaction that results in a change of actual control or management is an assignment. Section 15(a)(4) of the 1940 Act requires the automatic termination of an advisory contract when it is assigned. Shareholders of the Fund are required to vote to approve the

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Fund’s new advisory contract with the New Adviser so that the Fund may continue to receive advisory services (the “New Advisory Agreement”). The New Advisory Agreement will be submitted to the Trust’s shareholders under a Proxy Statement for approval in the fourth quarter of 2009.

5. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board of Trustees of the Trust approved the participation by the Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.030% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008.

6. Change in Independent Registered Public Accountant

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Fund’s independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

7. New Share Class

Effective October 1, 2009, the Funds began offering Service Class shares.

8. New Investment Portfolios

Effective October 1, 2009, the Allegiant Advantage Fund (the “Trust“) began offering two additional diversified investment portfolios, the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund (the “Funds”). The Funds are authorized to issue an unlimited number of shares of beneficial interest without par value and have three classes of shares outstanding, the Institutional Class, Advisor Class and the Service Class.

9. Subsequent Events

Subsequent events have been evaluated through October 27, 2009, the date that the schedule of investments were available to be issued. All subsequent events determined to be relevant and material to the schedule of investments have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund
By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer (principal executive officer)

Date	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer (principal executive officer)
Date	October 27, 2009
By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)
Date	October 27, 2009

*	Print the name and title of each signing officer under his or her signature.